COMMITMENTS	12 Months Ended
Dec. 31, 2012
COMMITMENTS [Abstract]
COMMITMENTS

18. COMMITMENTS

Capital commitments

As of December 31, 2012, commitments outstanding for the purchase of property, plant and equipment approximated $20,497,143.

Lease commitments

The Group has operating lease commitments principally for its office in Shanghai. The lease expense was $32,136, $612,856 and $580,724 for the year ended December 31, 2010, 2011 and 2012, respectively.

Future minimum lease payments are as follows:

Year ending December 31
2013	$161,742
2014	47,542

Total	$209,284